SUBORDINATED DEBTS (Tables)	12 Months Ended
Dec. 31, 2022
Subordinated Debts
Composition of subordinated debt

a)	Composition of subordinated debt

Maturity	R$ thousands
	Original term in years	Nominal amount	On December 31, 2022	On December 31, 2021
In Brazil:
Financial bills:
2022		-	-	5,413,488
2023	7	1,347,452	2,430,244	2,125,935
2024	7	67,450	118,737	105,003
2025	7	3,871,906	5,211,294	6,427,648
2027	7	401,060	492,360	430,028
2023	8	1,523,546	3,083,598	2,685,658
2024	8	136,695	243,608	214,204
2025	8	3,328,102	3,642,764	6,477,614
2026	8	694,800	932,713	821,253
2028	8	55,437	67,985	59,315
2024	9	4,924	12,354	10,653
2025	9	370,344	616,544	546,022
2027	9	89,700	129,175	113,969
2022		-	-	147,062
2023	10	688,064	1,643,525	1,504,108
2025	10	284,137	827,974	709,953
2026	10	196,196	438,172	380,719
2027	10	256,243	423,111	377,838
2028	10	248,300	402,261	355,845
2030	10	134,500	171,951	155,130
2030	8	2,368,200	2,581,541	-
2031	10	7,270,000	8,618,267	7,491,477
2032	10	5,378,500	5,813,434	-
2026	11	3,400	6,907	6,226
2027	11	47,046	80,272	70,532
2028	11	74,764	129,311	115,528
Perpetual		13,199,755	14,123,230	11,458,580
Subtotal in Brazil (1)			52,241,332	48,203,788
Overseas:
2022	-	-	-	6,247,289
Subtotal overseas			-	6,247,289
Total (2)			52,241,332	54,451,077

(1) Includes the amount of R$37,781,759 thousand (on December 2021 – R$31,129,540 thousand), referring to subordinated debts recognized in “Eligible Debt Capital Instruments” for regulatory capital purpose; and

(2) In February of 2022, there was the maturity of the subordinated debt issued Abroad – Bradesco Grand Cayman – the total amount of the transaction was R$6,138,550 thousand (on December 31, 2021 – R$8,314,720 thousand).

Changes in subordinated debt

b)	Changes in subordinated debt

	R$ thousands
	2022	2021
Opening balances on January 1	54,451,077	53,246,232
Issuance	9,796,000	9,130,200
Interest accrued	7,262,125	3,154,164
Settlement and interest payments	(18,768,306)	(11,165,628)
Foreign exchange variation	(499,564)	86,109
Closing balance on December 31	52,241,332	54,451,077